SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Tables
Cash and cash equivalents	Cash and cash equivalents as of December 31 are composed of:
	2013	2012
Cash	$1,903,000	$1,444,000
Money market fund	17,035,000	20,539,000
Total	$18,938,000	$21,983,000

Computations of basic and diluted weighted average common shares outstanding

Computations of basic and diluted weighted average common shares outstanding are as follows:

	2013	2012

Weighted-average common shares outstanding - basic	25,589,238	25,744,330

Dilutive effect of options and warrants	2,365,447	_2,728,423

Weighted-average common shares outstanding - diluted	27,954,685	28,472,753

Options and Warrants excluded from the computation of diluted income (loss) per share because the effect of inclusion would have been anti-dilutive	4,417,053	3,104,077

Financial assets subject to fair value measurements

The Company’s financial assets subject to fair value measurements and the necessary disclosures are as follows:

	Fair Value as of December	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	31, 2013	Level 1	Level 2	Level 3
Cash and cash equivalents	$18,938,000	$18,938,000	$—	$—
Corporate bond	530,000	—	530,000
Total	$19,468,000	$18,938,000	$530,000	$—

	Fair Value as of December	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	31, 2012	Level 1	Level 2	Level 3
Cash and cash equivalents	$21,983,000	$21,983,000	$—	$—
Corporate bond	547,000	—	547,000
Total	$22,530,000	$21,983,000	$547,000	$—

Investment In Lifestreams

At December 31, 2013, the Company’s Investment In Lifestreams consists of the following:

	Number of Shares	Value
Common Stock	250,000	$76,000
Series A Preferred Stock	123,456	50,000
Warrants	1,305,000	70,000
		$196,000